Investment in associates	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investment in associates
13.	Investment in associates

	December 31, 2018	December 31, 2019
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	406,792	249,793
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,456,949	3,143,117

	3,863,741	3,392,910

a)	In January 2018, ChipMOS BVI participated in Unimos Shanghai’s increase of paid-in capital based on its shareholding amounted to NT$794,694 thousand.

b)	JMC has quoted market prices. As of December 31, 2018 and 2019, the fair value was NT$2,081,900 thousand and NT$807,000 thousand, respectively.

c)
The Company’s investments in associates are based on the financial statements of investees for the reporting period. For the years ended December 31, 2018 and 2019, the Company recognized its share of loss of associates amounted to NT$300,101 thousand and NT$154,926 thousand, respectively.

d)
To further strengthen financial structure, increase balance of working capital and reduce debt ratio, the Company’s Board of Directors adopted a resolution on April 2, 2019 to dispose of 9,100,000 common shares of JMC, which reduced the shareholding of equity investment in JMC to 10%. The disposal of shares was completed on April 8, 2019 for cash consideration of NT$1,180,179 thousand, and the Company recognized gain on disposal of investment in associates amounted to NT$973,609 thousand. JMC is still recognized as investment in associates given that the Company retains significant influence by holding two seats in JMC’s Board of Directors.

e)	The basic information and summarized financial information of the associates of the Group are as follows:

(a)	Basic information

		Shareholding ratio
Company name	Principal place of business	December 31, 2018	December 31, 2019	Nature of relationship	Method of measurement
JMC	Kaohsiung, Taiwan	19.10%	10.00%	Strategic Investee	Equity method
Unimos Shanghai	Shanghai, PRC	45.02%	45.02%	Strategic Investee	Equity method

(b)	Summarized financial information
Statements of financial position

	JMC
	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current assets	1,106,789	1,347,546
Non-current assets	1,699,498	2,457,975
Current liabilities	(817,697)	(888,184)
Non-current liabilities	(103,922)	(660,111)

Total net assets	1,884,668	2,257,226

Share in associate’s net assets	359,972	225,723
Goodwill	46,820	24,070

Carrying amount of the associate	406,792	249,793

	Unimos Shanghai
	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current assets	3,946,082	3,042,377
Non-current assets	3,254,687	3,499,819
Current liabilities	(554,160)	(459,502)
Non-current liabilities	(442,306)	(448,929)

Total net assets	6,204,303	5,633,765

Share in associate’s net assets	2,793,438	2,536,558
Depreciable assets	644,718	584,441
Goodwill	22,118	22,118
Inter-company transactions and amortization	(3,325)	—

Carrying amount of the associate	3,456,949	3,143,117

Statements of comprehensive income

	JMC
	Year ended December 31,
	2017	2018	2019
	NT$000	NT$000	NT$000
Revenue	1,322,928	1,931,008	3,017,155

Profit for the year from continuing operations	4,414	219,544	524,347
Other comprehensive income (loss), net of income tax	2,903	(14,074)	48,211

Total comprehensive income	7,317	205,470	572,558

Dividends received from the associate	14,325	5,730	20,000

	Unimos Shanghai
	Year ended December 31,
	2017	2018	2019
	NT$000	NT$000	NT$000
Revenue	1,141,415	1,334,196	1,584,648

Loss for the year from continuing operations	(348,472)	(629,303)	(352,008)
Other comprehensive income (loss), net of income tax	—	—	—

Total comprehensive loss	(348,472)	(629,303)	(352,008)

Dividends received from the associate	—	—	—

According to IFRS 5
“Non-current
Assets Held for Sale and Discontinued Operations”, total comprehensive income of Unimos Shanghai for the three months ended March 31,

2017 is included in the Group’s consolidated statements of comprehensive income with the adjustments of ceasing to recognize depreciation and amortization expenses and the elimination of inter-companies’ transactions. Information about discontinued operations is provided in Note 20.